REDEMPTION SETTLEMENT ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
REDEMPTION SETTLEMENT ASSETS
Amortized Cost		$ 564.6	$ 596.6
Unrealized Gains		0.1
Unrealized Losses		(6.1)	(7.1)
Fair Value		558.6	589.5
Fair Value
Less than 12 months		31.2	354.0
12 Months or Greater		414.4	161.2
Total		445.6	515.2
Unrealized Losses
Less than 12 months		(0.1)	(5.0)
12 Months or Greater		(6.0)	(2.1)
Total		(6.1)	(7.1)
Amortized cost of the redemption settlement assets by contractual maturity
Due in one year or less		118.4
Due after one year through five years		402.3
Total		520.7
Estimated fair value of the redemption settlement assets by contractual maturity
Due in one year or less		117.9
Due after one year through five years		396.8
Total		514.7
Realized gains or losses from the sale of investment securities	$ 0.0
Restricted cash
REDEMPTION SETTLEMENT ASSETS
Amortized Cost		43.9	74.3
Fair Value		43.9	74.3
Mutual funds
REDEMPTION SETTLEMENT ASSETS
Amortized Cost		23.2	27.3
Unrealized Losses			(1.3)
Fair Value		23.2	26.0
Fair Value
Less than 12 months			26.0
Total			26.0
Unrealized Losses
Less than 12 months			(1.3)
Total			(1.3)
Corporate bonds
REDEMPTION SETTLEMENT ASSETS
Amortized Cost		497.5	495.0
Unrealized Gains		0.1
Unrealized Losses		(6.1)	(5.8)
Fair Value		491.5	489.2
Fair Value
Less than 12 months		31.2	328.0
12 Months or Greater		414.4	161.2
Total		445.6	489.2
Unrealized Losses
Less than 12 months		(0.1)	(3.7)
12 Months or Greater		(6.0)	(2.1)
Total		$ (6.1)	$ (5.8)